Business Acquisitions, Note (Details) (USD $)	Dec. 31, 2012	Oct. 07, 2013	Mar. 20, 2013	Jan. 03, 2014
Parallel
Authorized issuance of common stock	538,570
Parallel Indemnification Escrow
Amount of shares to be issued held in escrow	53,857
Parallel Deferred Consent Escrow
Amount of shares to be issued held in escrow	100,000
MeNetwork
Authorized issuance of common stock		750,000	2,750,000
Amount of shares to be issued held in escrow			350,000
Yowza
Authorized issuance of common stock				1,642,000
Amount of shares to be issued held in escrow				197,052
Cash paid for acquisition				$ 500,000